Note 16 - Restricted Cash - Components of Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Bank guarantee security deposit	$ 816
Preferred supplier agreement escrow	503
Total	$ 1,319